SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of Options Outstanding, Beginning Balance	242,000	381,000
Average Exercise Price, Beginning Balance	$ 0.20	$ 2.80
Average Remaining Contractual Life (Years), Outstanding	1 year 10 months 6 days	8 years 2 months 19 days	4 years 8 months 26 days
Number of Options Outstanding, Issued	75,334	84,000
Average Exercise Price, Issued	$ 2.40	$ 0.75
Average Remaining Contractual Life (Years), Issued	5 years 7 months 13 days	8 years 11 months 23 days
Number of Options Outstanding, Exercised	270,000	223,000
Average Exercise Price, Exercised	$ 0.05	$ 4.90
Number of Options Outstanding, Ending Balance	47,334	242,000	381,000
Average Exercise Price, Ending Balance	$ 4.65	$ 0.20	$ 2.80